Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventories
Schedule of Inventories
	September 30,	December 31,
	2025	2024

Concentrates	$1,159	$2,971
Ore stockpiles	2,939	1,767
Spare parts and supplies	6,127	5,966
	$10,225	$10,704